CONSOLIDATED STATEMENTS OF INCOME (USD $) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Revenues
Natural gas sales	$ 3,305.3	$ 3,570.6	$ 3,093.3
Services	2,941.5	2,836.8	2,552.7
Product sales and other	1,696.0	1,444.3	1,233.1
Total Revenues	7,942.8	7,851.7	6,879.1
Operating Costs, Expenses and Other
Gas purchases and other costs of sales	3,278.4	3,505.3	2,994.2
Operations and maintenance	1,491.2	1,372.7	1,111.9
Depreciation, depletion and amortization	1,067.8	1,055.9	1,047.6
General and administrative	515.0	631.1	373.0
Taxes, other than income taxes	174.1	160.3	126.2
Other income	(6.7)	(6.6)	(30.7)
Total Operating Costs, Expenses and Other	6,519.8	6,718.7	5,622.2
Operating Income	1,423.0	1,133.0	1,256.9
Other Income (Expense)
Earnings (loss) from equity investments	226.4	(273.8)	123.4
Amortization of excess cost of equity investments	(6.7)	(5.8)	(5.8)
Interest expense	(703.3)	(668.3)	(599.1)
Interest income	20.9	21.1	23.1
Loss on remeasurement of previously held equity interest in KinderHawk (Note 3)	(167.2)	0	0
Other, net	17.3	23.7	48.6
Total Other Income (Expense)	(612.6)	(903.1)	(409.8)
Income from Continuing Operations Before Income Taxes	810.4	229.9	847.1
Income Tax Expense	(361.3)	(166.4)	(324.0)
Income from Continuing Operations	449.1	63.5	523.1
Income from Discontinued Operations, net of tax	210.9	236.1	250.0
Net Income	660.0	299.6	773.1
Net Income Attributable to Noncontrolling Interests	(65.6)	(340.9)	(278.1)
Net Income (Loss) Attributable to Kinder Morgan, Inc.	$ 594.4	$ (41.3)	$ 495.0
Diluted Weighted Average Number of Shares
Dividends Per Common Share Declared (in dollars per share)	$ 1.05
Class P [Member]
Basic Earnings Per Common Share
Basic Earnings Per Common Share From Continuing Operations (in dollars per share)	$ 0.70
Basic Earnings Per Common Share From Discontinued Operations (in dollars per share)	$ 0.04
Total Basic Earnings Per Common Share (in dollars per share)	$ 0.74
Basic Weighted Average Number of Shares Outstanding
Basic Weighted Average Number of Shares Outstanding (in shares)	118.0
Diluted Earnings Per Common Share
Diluted Earnings Per Common Share From Continuing Operations (in dollars per share)	$ 0.70
Diluted Earnings Per Comon Share From Discontinued Operations (in dollars per share)	$ 0.04
Total Diluted Earnings Per Common Share (in dollars per share)	$ 0.74
Diluted Weighted Average Number of Shares
Diluted Weighted Average Number of Shares (in shares)	707.6
Class A [Member]
Basic Earnings Per Common Share
Basic Earnings Per Common Share From Continuing Operations (in dollars per share)	$ 0.64
Basic Earnings Per Common Share From Discontinued Operations (in dollars per share)	$ 0.04
Total Basic Earnings Per Common Share (in dollars per share)	$ 0.68
Basic Weighted Average Number of Shares Outstanding
Basic Weighted Average Number of Shares Outstanding (in shares)	589.0
Diluted Earnings Per Common Share
Diluted Earnings Per Common Share From Continuing Operations (in dollars per share)	$ 0.64
Diluted Earnings Per Comon Share From Discontinued Operations (in dollars per share)	$ 0.04
Total Diluted Earnings Per Common Share (in dollars per share)	$ 0.68
Diluted Weighted Average Number of Shares
Diluted Weighted Average Number of Shares (in shares)	589.0